Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	$ 6,593,830
Capital contributed by non-controlling interest		$ 1,336	$ 70,876
Ending Balance	8,372,335	6,593,830
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	(108,000)	(111,215)	(28,519)
Current year other comprehensive income (loss)	(85,148)	3,215	(84,560)
Capital contributed by non-controlling interest		0	1,864
Ending Balance	(193,148)	(108,000)	(111,215)
Unrealized Fair Value Gain (Loss) on Available-for-sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	(2,048)	(6,560)	(297)
Current year other comprehensive income (loss)	(3,755)	4,512	(6,263)
Capital contributed by non-controlling interest			0
Ending Balance	(5,803)	(2,048)	(6,560)
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Abstract]
Beginning Balance	(105,952)	(104,655)	(28,222)
Current year other comprehensive income (loss)	(81,393)	(1,297)	(78,297)
Capital contributed by non-controlling interest			1,864
Ending Balance	$ (187,345)	$ (105,952)	$ (104,655)